Income Taxes (Details) - Schedule of reconciliation of statutory tax rate to effective tax rate	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation of statutory tax rate to effective tax rate [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of preferential tax benefits	(13.96%)	(14.23%)	(7.30%)
Effect of non-deductible expenses	0.35%	0.39%	0.22%
Effect of research and development credits	(1.47%)	(2.25%)	(3.28%)
Effect of deferred tax rate change for share based compensation	(0.11%)	(0.09%)	(0.31%)
Effective tax rate	9.81%	8.82%	14.33%